Goodwill - Summary of Changes in Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
Acquisition of Paipai	¥ 1,799,529
Other acquisition	3,886
Balance of goodwill as of December 31, 2020 and 2021	¥ 1,803,415	¥ 1,803,415	$ 282,995